Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases
Schedule of Lease, Cost
A summary of the balances relating to the Company’s lease assets and liabilities as of December 31, 2023 and 2022 consisted of the following (in thousands):

	Balance Sheet Location	December 31, 2023	December 31, 2022
Assets
Operating leases	Operating lease right-of-use assets, net	$4,991	$6,555
Equipment finance leases	Property and equipment, net	5,931	7,979
Total lease assets		10,922	14,534

Liabilities
Current
Operating leases	Other current liabilities	1,664	1,530
Equipment finance leases	Other current liabilities	2,005	2,116
Sub-total		3,669	3,646
Non-current
Operating leases	Other non-current liabilities	3,511	5,174
Equipment finance leases	Other non-current liabilities	1,472	4,100
Sub-total		4,983	9,274
Total lease liabilities		$8,652	$12,920
The finance lease cost during the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

		Years Ended December 31,
	Income Statement Location	2023	2022
Amortization	Cost of goods sold	$1,378	$848
Interest accretion on finance lease liabilities	Other expense, net	418	428
Total		$1,796	$1,276

Schedule of Finance Lease, Liability, Maturity Analysis
A summary of the undiscounted cash flows and a reconciliation to the Company’s lease liabilities as of December 31, 2023 consisted of the following (in thousands):

	December 31, 2023
	Operating Leases	Equipment Finance Leases	Total
2024	$1,907	$2,219	$4,126
2025	1,962	1,119	3,081
2026	1,631	317	1,948
2027	116	128	244
Total future minimum lease payments	5,616	3,783	9,399
Less: imputed interest	441	306	747
Present value of Lease Liabilities	$5,175	$3,477	$8,652

ElectraMeccanica Vehicles Corp
Leases
Schedule of Lease, Cost
The components of lease expense, included within general and administrative expenses and sales and marketing expenses are as follows within the Company’s consolidated statements of operations and comprehensive loss:

	Year ended December 31, 2023	Year ended December 31, 2022
Operating lease expense
Operating lease expense	$2,391,198	$2,260,556
Short-term lease expense	380,183	1,238,114
	$2,771,381	$3,498,670

Schedule of lease-related assets and liabilities as presented in the consolidated balance sheets
Lease-related assets and liabilities as presented in the consolidated balance sheets consist of the following:

	December 31, 2023	December 31, 2022
Assets:
Operating lease right-of-use assets	$7,336,243	$9,031,277

Liabilities:
Current portion of operating lease liabilities	$1,028,676	$810,677
Long-term portion of operating lease liabilities	15,492,841	17,528,282
Total operating lease liabilities	$16,521,517	$18,338,959

Schedule of weighted-average remaining lease term and the weighted-average discount rate for the operating lease

	December 31, 2023	December 31, 2022
Weighted average remaining operating lease term (in years)	8.83	9.41
Weighted average operating lease discount rate	10.47%	10.28%

Schedule of supplemental cash flow information related to leases
Supplemental cash flow information related to leases where the Company is the lessee is as follows:

	Year ended December 31, 2023	Year ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	2,422,669	1,233,699
Non-cash item for amounts included in the measurement of lease liabilities:
Leased assets obtained in exchange for new operating lease liabilities	—	8,592,776

Schedule of Finance Lease, Liability, Maturity Analysis
As of December 31, 2023, the maturities of our operating lease liabilities (excluding short-term leases) are as follows:

December 31, 2023
2024	$2,698,551
2025	2,763,290
2026	2,847,403
2027	2,598,847
2028	2,647,158
Thereafter	12,583,504
Total minimum lease payments	26,138,753
Less: interest	9,617,236
Present value of lease obligations	16,521,517
Less: Current portion	1,028,676
Long-term portion of lease obligations	$15,492,841